Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]
As of December 31, 2017, 2016 and 2015, property, plant and equipment are comprised as follows:

Cost	Balance as at January 1, 2017	Additions	Disposals	Currency translation effect	Balance as at December 31, 2017
Land	$1,210,052	156,000	(8,851)	(3,558)	1,353,643
Buildings and construction	10,603,293	896,020	(3,200)	(55,829)	11,440,284
Machinery and equipment	12,035,769	2,158,477	(106,310)	(66,055)	14,021,881
Transportation equipment	1,611,153	269,462	(105,982)	(1,480)	1,773,153
Computer equipment	118,759	13,210	(3,173)	(2,805)	125,991
Furniture	174,183	19,515	(23,505)	(441)	169,752
Leasehold improvements	5,186	-	(2,525)	-	2,661
Construction in progress	1,459,682	694	(33,419)	8,190	1,435,147
Total	$27,218,077	3,513,378	(286,965)	(121,978)	30,322,512

Accumulated depreciation	Balance as at January 1 2017	Depreciation for the year	Disposals	Currency translation effect	Balance as at December 31, 2017
Buildings and construction	$(5,131,723)	(202,513)	2,074	8,848	(5,323,314)
Machinery and equipment	(6,064,744)	(735,461)	69,960	23,421	(6,706,824)
Transportation equipment	(741,253)	(111,073)	80,177	743	(771,406)
Computer equipment	(70,293)	(15,069)	3,160	698	(81,504)
Furniture	(128,959)	(11,672)	20,779	429	(119,423)
Total	$(12,136,972)	(1,075,788)	176,150	34,139	(13,002,471)

Cost	Balance as at January 1, 2016	Additions	Disposals	Currency translation effect	Balance as at December 31, 2016
Land	$1,160,809	40,398	(6,257)	15,102	1,210,052
Buildings and construction	10,017,180	423,357	(69,520)	232,276	10,603,293
Machinery and equipment	10,706,221	1,408,298	(355,957)	277,207	12,035,769
Transportation equipment	1,286,212	433,746	(114,222)	5,417	1,611,153
Computer equipment	85,842	29,702	(2,134)	5,349	118,759
Furniture	155,995	20,548	(5,183)	2,823	174,183
Leasehold improvements	8,742	-	(3,556)	-	5,186
Construction in progress	1,268,545	103,695	-	87,442	1,459,682
Total	$24,689,546	2,459,744	(556,829)	625,616	27,218,077

Accumulated depreciation	Balance as at January 1 2016	Depreciation for the year	Disposals	Currency translation effect	Balance as at December 31, 2016
Buildings and construction	$(4,942,844)	(192,810)	38,726	(34,795)	(5,131,723)
Machinery and equipment	(5,627,281)	(630,370)	297,180	(104,273)	(6,064,744)
Transportation equipment	(751,539)	(81,783)	94,872	(2,803)	(741,253)
Computer equipment	(60,198)	(10,544)	2,918	(2,469)	(70,293)
Furniture	(119,553)	(10,241)	2,038	(1,203)	(128,959)
Total	$(11,501,415)	(925,748)	435,734	(145,543)	(12,136,972)

Cost	Balance as at January 1, 2015	Additions	Disposals	Currency translation effect	Balance as at December 31, 2015
Land	$1,094,182	57,901	(661)	9,387	1,160,809
Buildings and construction	9,669,990	204,254	(17,191)	160,127	10,017,180
Machinery and equipment	9,816,722	991,378	(262,222)	160,343	10,706,221
Transportation equipment	1,171,030	247,232	(135,257)	3,207	1,286,212
Computer equipment	67,780	22,081	(6,163)	2,144	85,842
Furniture	153,015	6,372	(5,351)	1,959	155,995
Leasehold improvements	21,442	-	(12,700)	-	8,742
Construction in progress	991,866	295,291	(18,612)	-	1,268,545
Total	$22,986,027	1,824,509	(458,157)	337,167	24,689,546

Accumulated depreciation	Balance as at January 1 2015	Depreciation for the year	Disposals	Currency translation effect	Balance as at December 31, 2015
Buildings and construction	$(4,754,662)	(179,402)	9,199	(17,979)	(4,942,844)
Machinery and equipment	(5,210,886)	(512,786)	150,685	(54,294)	(5,627,281)
Transportation equipment	(795,625)	(59,655)	107,333	(3,592)	(751,539)
Computer equipment	(56,462)	(7,946)	6,411	(2,201)	(60,198)
Furniture	(113,638)	(9,481)	4,210	(644)	(119,553)
Total	$(10,931,273)	(769,270)	277,838	(78,710)	(11,501,415)

	December 31,
Carrying amounts, net	2017	2016	2015
Land	$1,353,643	1,210,052	1,160,809
Buildings and construction	6,116,970	5,471,570	5,074,336
Machinery and equipment	7,315,057	5,971,025	5,078,940
Transportation equipment	1,001,747	869,900	534,673
Computer equipment	44,487	48,466	25,644
Furniture	50,329	45,224	36,442
Leasehold improvements	2,661	5,186	8,742
Construction in progress	1,435,147	1,459,682	1,268,545
Total	$17,320,041	15,081,105	13,188,131

Additions of property, plant and equipment in 2017 include assets acquired through business combinations of $1,132,871 that consist of the following:

Land	$133,347
Buildings and construction	500,608
Machinery and equipment	491,101
Transportation equipment	2,137
Furniture	5,679
Total	$1,132,871